Related Party Transactions	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Mar. 31, 2025	Jan. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Related Party Transaction [Line Items]
Related Party Transactions

4. Related party transactions

The Company’s related party, TTNP, an affiliate company, made several payments as formation and accrued offering costs on behalf of the Company. The payments were non-interest bearing and had no due date. The amount due to TTNP amounted to US$3,947 and US$71,771 as of July 31, 2024 and January 31, 2025.

Titan Pharmaceuticals Inc [Member]
Related Party Transaction [Line Items]
Related Party Transactions

8. Related Party Transactions

During the three months ended March 31, 2025 and 2024, we made payments related to legal fees of approximately $2,000 and approximately $7,000, respectively, to a law firm operated by one of our Board members.

As of March 31, 2025, we had a receivable balance of approximately $81,000 from Black Titan, a related party. This includes advances of approximately $19,000 made during the three months ended March 31, 2025 and a balance of $62,000 outstanding as of December 31, 2024. This amount is expected to be repaid under standard terms.

In August 2023, we received $500,000 in funding in exchange for the issuance of the Hau Promissory Note. In March 2024, the Hau Promissory Note, along with accrued interest of approximately $4,511, was converted into 54,132 shares of our common stock (see Note 7. Stockholders’ Equity).

9. Related Party Transactions

In July 2023, we received $250,000 in funding in exchange for the issuance of an unsecured promissory note for that principal amount to David E. Lazar, our Chief Executive Officer and prior chairman of our Board (the “Lazar Promissory Note”). Pursuant to the Lazar Promissory Note, the principal amount accrued interest at a rate of the Prime Rate + 2.00% per annum, and all principal and accrued interest were due and payable on the earlier of January 1, 2024 or such time as we receive debt or equity financing or proceeds in excess of $500,000 from the aforementioned transaction with Fedson. The loan was paid off in September 2023.

In August 2023, we received $500,000 in funding in exchange for the issuance of the Hau Promissory Note. In March 2024, the Hau Promissory Note, along with accrued interest of approximately $4,511, was converted into 54,132 shares of our common stock (see Note 6. Stockholders’ Equity).

In September 2023, we entered into the Sire Purchase Agreement with Sire Group, pursuant to which we agreed to issue 950,000 shares of our Series AA Preferred Stock to Sire Group at a price of $10.00 per share, for an aggregate purchase price of $9.5 million. The purchase price consisted of (i) $5.0 million in cash at closing and (ii) $4.5 million in the form of a promissory note from Sire Group which was paid off in September 2023.

During the years ended December 31, 2024 and 2023, we made payments related to legal and consulting fees of approximately $13,000 and $109,000, respectively, to a law firm operated by one of our Board members.

During the year ended December 31, 2024, we made payments totalling approximately $62,000 on behalf of Black Titan, a related party. This amount is recorded as a receivable on the condensed balance sheet as of December 31, 2024 and is expected to be repaid under standard terms.

BSKE Limited [Member]
Related Party Transaction [Line Items]
Related Party Transactions

4. Related party transactions

For the period from July 11, 2024 (inception) through July 31, 2024, the Company’s related party, TTNP, an affiliate company, made several payments as formation costs on behalf of the Company. The payments were non-interest bearing and had no due date. The amount due to TTNP amounted to US$3,947 as of July 31, 2024.

TALENTEC SDN. BHD. [Member]
Related Party Transaction [Line Items]
Related Party Transactions

11. RELATED PARTY TRANSACTIONS

Nature of relationship with related parties

The following is a list of related parties, with which the Group has transactions:

No.	Name of related parties	Relationship
1	HO SAY SAN	Director of the Group
2	CHOO YEOW	Director of the Group
3	The Sire Group Ltd.*	Controlled by Mr. Seow, who was a shareholder of the Group before December 23, 2024

*	Mr. Seow, the significant shareholder of the Group, sold all of his shares in TalenTec in December 2024 and all of his shares in The Sire Group Ltd. Subsequently, The Sire Group Ltd. is no longer deemed a related party of the Group.

Transactions with related party

Significant transactions with related parties were as follows:

		For the six months ended January 31,
		2024	2025
Related party	Nature
HO SAY SAN	Borrowing from a related party	$112,259	$-
	Repayment of the borrowing from a related party	122,950	-

Balances with related party

Amounts due to related party were as follow:

		As of July 31,	As of January 31,
		2024	2025
			(Unaudited)
Related party	Nature
The Sire Group Ltd.	Payment of professional fees on behalf of the Company	$358,626	$-
Total amount due to a related party		$358,626	$-

The amount due to The Sire Group Ltd. was reclassified to accrued expenses and other current liabilities as it is no longer identified as a related party as of January 31, 2025.

Guarantee provided by related parties

HO SAY SAN and CHOO YEOW provided guarantee for the Group’s bank borrowings (Refer to Note 7).

12. RELATED PARTY TRANSACTIONS

Nature of relationship with related parties

The following is a list of related parties, with which the Group has transactions:

No.	Name of related parties	Relationship
1	HO SAY SAN	Shareholder and director of the Group
2	CHOO YEOW	Shareholder and director of the Group

Transactions with related parties

Significant transactions with related parties were as follows:

		For the years ended July 31,
		2023	2024
Related party	Nature
HO SAY SAN	Borrowing from a related party	$33,318	$111,690
	Repayment of the borrowing from a related party	177,695	143,602
The Sire Group Ltd.	Payment of professional fees on behalf of the Company	-	355,450

Balances with related parties

Amounts due to related parties were as follow:

		As of July 31,
		2023	2024
Related party	Nature
HO SAY SAN	Expenses for daily operations	$33,296	$-
The Sire Group Ltd.	Payment of professional fees on behalf of the Company	-	358,626
Total amount due to a related party		$33,296	$358,626

Guarantee provided by related parties

HO SAY SAN and CHOO YEOW provided guarantee for the Group’s bank borrowings (Refer to Note 8 for details).

TALENTEC SDN. BHD. (formerly known as KE SDN. BHD.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2023 AND 2024

(In U.S. dollars, except share data)